Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCRXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRBXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRCXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRVXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRMXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRJXX
MFS Cash Reserve Fund (Prospectus Summary) | MFS Cash Reserve Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRKXX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGAX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGBX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGCX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGRX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGGX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRERX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGHX
MFS Core Equity Fund (Prospectus Summary) | MFS Core Equity Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRGJX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDAX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDBX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDCX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDIX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EANDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBNDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECNDX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDGX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDRX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDHX
MFS New Discovery Fund (Prospectus Summary) | MFS New Discovery Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDJX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSAX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRIBX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRICX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRIWX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARSX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBRIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRIX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSGX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSRX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSHX
MFS Research International Fund (Prospectus Summary) | MFS Research International Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRSJX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCAX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCBX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCCX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCIX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCKX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTERX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCHX
MFS Technology Fund (Prospectus Summary) | MFS Technology Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTCJX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIAX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFEBX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEICX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIIX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIWX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECVLX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIGX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVRRX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIHX
MFS Value Fund (Prospectus Summary) | MFS Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEIJX